Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	ARES SPORTS, MEDIA AND ENTERTAINMENT OPPORTUNITIES LP
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-56791
Entity Tax Identification Number	33-2101199
Entity Address, Address Line One	1800 Avenue of the Stars
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	201-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Central Index Key	0002046946
Amendment Flag	false
Entity Ex Transition Period	false